Prophecy Alpha Trading Fund
Prophecy Alpha Trading Fund
INVESTMENT OBJECTIVE

The Prophecy Alpha Trading Fund seeks maximum relative total return.
FEES AND EXPENSES OF THE FUND
These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees
(fees paid directly from your investment)

Shareholder Fees - Prophecy Alpha Trading Fund	Institutional Class Shares	Adviser Class Shares
Maximum Sales Charge (Load) Imposed On Purchases (as a % of offering price)	none	none
Redemption Fee	none	none
Exchange Fee	none	none

Annual Fund Operating Expenses1
(expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses - Prophecy Alpha Trading Fund		Institutional Class Shares	Adviser Class Shares
Management Fees	[1]	2.00%	2.00%
Distribution and/or Service (12b-1) Fees	[1]	none	0.25%
Expenses on Short Sales	[1][2]	0.03%	0.03%
Other Operating Expenses	[1]	2.50%	2.50%
Total Other Expenses	[1]	2.53%	2.53%
Acquired Fund Fees and Expenses	[1][3]	0.04%	0.04%
Total Annual Fund Operating Expenses	[1]	4.57%	4.82%
Less Fee Waiver and/or Expense Limitation	[1][4]	2.00%	2.00%
Net Annual Fund Operating Expenses	[1]	2.57%	2.82%
[1]	Since the Fund is newly organized, "Other Expenses" and "Acquired Fund Fees and Expenses" are based on estimated expenses for the current fiscal year.
[2]	Expenses related to short sales include borrowing costs and margin account maintenance costs. When the Fund sells short a security that pays interest or dividends, the Fund is obligated to pay the equivalent of the interest or dividend rate to the lender and records this as an expense of the Fund.
[3]	"Acquired Fund" means any investment company in which the Fund invests or has invested during the previous fiscal period. The "Total Annual Fund Operating Expenses" and "Net Annual Fund Operating Expenses" will not match the Fund's gross and net expense ratios reported in the Financial Highlights from the Fund's financial statements, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.
[4]	The Fund's administrator has entered into a Fund Accounting and Administration Agreement with the Fund that runs through January 31, 2014. The agreement can only be terminated prior to that date at the discretion of the Fund's Board of Trustees. The Fund's administrator receives payments under the agreement at a maximum annual rate of 0.50%. In conjunction with the Fund Accounting and Administration Agreement, the Advisor has entered into an Operating Plan with the Fund's administrator, also through January 31, 2014, under which it has agreed to (i) to pay the administrator a fee based on the daily average net assets of the Fund when net assets are below $40 million; (ii) if these payments are less than a designated minimum, then the Advisor pays a fee that makes up the difference; and (iii) to assume expenses of the Fund outlined in the Operating Plan that are not covered by the fee paid under Fund Accounting and Administration Agreement.. These measures are intended to limit the Fund's operating expenses to 2.50% of the average daily net assets, exclusive of brokerage fees and commissions, taxes, borrowing costs (such as interest or dividend expenses on securities sold short), acquired fund fees and expenses, extraordinary expenses, and distribution and/or service (12b-1) fees. The Fund's net expense ratio will be higher than 2.50% to the extent that the Fund incurs expenses excluded from this arrangement. The Operating Plan can only be terminated prior to the conclusion of the current term with the approval of the Fund's Board of Trustees.

Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and the Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Prophecy Alpha Trading Fund (USD $)	1 Year	3 Years
Institutional Class Shares	260	1,200
Adviser Class Shares	285	1,272

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

PRINCIPAL INVESTMENT STRATEGIES
The Fund seeks to achieve its investment objective by actively allocating assets among a wide variety of investment strategies.  The Fund's investment sub-advisor, Prophecy Asset Management, Inc. (the "Sub-Advisor"), aims to provide an allocation among strategies that allows the Fund to generate maximum total return relative to the Fund's performance benchmark, the Barclays Capital U.S. 3-7 Year Treasury Bond Index, through a combination of capital appreciation and current income, and not correlated with the volatility of the securities markets.  The Sub-Advisor is not constrained by predetermined allocations and, based on its analysis, has the flexibility to allocate investments among the various strategies in different proportions at different times.

The Fund implements the investment strategies by investing in a broad range of instruments consisting of equity securities (principally common stock), derivative instruments (principally option contracts), short sales, and cash and cash equivalents.  The Fund is not limited in its investments by market capitalization or sector criteria.  The Fund may invest directly in these instruments or indirectly through investments in exchange-traded funds (ETFs).  ETFs may include inverse and leveraged ETFs.  The Fund's investments may be issued by both domestic and foreign companies, and investments may be made directly in foreign markets, including in emerging markets, as well as indirectly through exchange-traded funds and American Depository Receipts (ADRs).

In overseeing the construction of the investment portfolio of the Fund, the Advisor will use quantitative and qualitative methods to assess the level of risk (i.e., volatility of return) for the Fund.  The Advisor expects that the use of systematic risk control should lead to a highly diversified portfolio across asset classes, geographies, instruments, and strategies.

The Sub-Advisor is responsible for allocating the Fund's assets among the various investment strategies and disciplines.  The Sub-Advisor's analysis evaluates the relative strength or weakness of each strategy by focusing on the following factors:

•	performance;
•	liquidity;
•	industry;
•	duration;
•	capacity;
•	asset class;
•	macroeconomic environment;
•	relative strength; and
•	security type.

The investment strategies can be grouped into several broad categories.  The Sub-Advisor may allocate 0 to 100% of the Fund's assets to any of these strategies at any time.  The strategies employed by the Fund include:

Mechanical Trading Strategies.  These investment strategies rely on the objective application of investment criteria to make buy and sell decisions.  Analysis of historical market data is used to develop fixed rules, trading algorithms, or other systems that are then employed to select the investment portfolio and determine when to buy and sell securities.

Manual Trading Strategies.  In contrast to mechanical trading strategies, these investment strategies rely on the judgment of the portfolio manager to make buy and sell decisions.  The portfolio manager interprets quantitative and qualitative market information in the decision-making process, incorporating individual assumptions and intuition.

Fundamental-Based Strategies.  These investment strategies evaluate securities in light of financial, economic, and other factors concerning the security and its market.  Analysis of these factors attempts to measure the intrinsic value of a security, and in so doing identify potential trading opportunities where the intrinsic value of a security differs from the market value.

Technical-Based Strategies.  These investment strategies try to forecast changes in the price of a security through the study of market data.  By analyzing recurrent price patterns for a security and indicators for buy and sell pressure in its market, the strategies seek to profit from predicted price movements.

Volatility-Based Strategies.  These investment strategies try to identify trading opportunities by analyzing volatility, which is the potential variation in price over time.  Analysis focuses on the volatility implied by a security's market price and the actual or forecasted fluctuations in a security's market price.  The strategies commonly utilize investments whose valuation depends significantly on volatility, principally option contracts.

Income-Based Strategies.  These investment strategies seek to generate income.  The strategies pursue income from sources like dividends, option premiums, and trading rebates.

Option-Based Strategies.  These investment strategies are carried out by taking positions in various combinations of call and put options, at times including a position in the underlying asset.  Positions involve both long positions where the Fund buys options and short positions where the Fund sells options.  These strategies can be utilized for both hedging and speculative purposes.  The net notional value of the Fund's option positions is not expected to exceed the value of the Fund's net assets at the time of investment.

The Fund may sell a security, regardless of the length of time it has been held, when it reaches a price target (floor or ceiling) determined by an investment strategy, the fundamental or technical conditions of the security change, to rebalance the Fund's holdings to the Sub-Advisor's targeted allocation, or to pursue opportunities that the Sub-Advisor believes will be of greater benefit to the Fund.  Certain of the investment strategies utilized by the Fund entail active and frequent trading and may cause the Fund to have a relatively high level of portfolio turnover compared to other mutual funds.  Portfolio turnover will not be a limiting factor in making investment decisions.

To take advantage of opportunities to invest, the Fund may borrow money from banks (leverage) in an amount up to one-third of its total assets, which includes assets purchased with borrowed money.  Any borrowing by the Fund is subject to the limitations set forth in the Investment Company Act of 1940 and relevant interpretive positions of the staff of the Securities and Exchange Commission intended to minimize the use of leverage and the possibility that the Fund's liabilities will exceed the value of its assets.

PRINCIPAL RISKS OF INVESTING IN THE FUND
The loss of your money is a principal risk of investing in the Fund.  Investments in the Fund are subject to investment risks, including the possible loss of some or the entire principal amount invested.  There can be no assurance that the Fund will be successful in meeting its investment objective.  Generally, the Fund will be subject to the following principal risks:

General Market Risk.  The Fund's net asset value and investment return will fluctuate based upon changes in the value of its portfolio securities. Certain securities held by the Fund may be worth less than the price originally paid for them, or less than they were worth at an earlier time.

Active Trading Risk. Actively trading portfolio securities may accelerate realization of taxable gains and losses, lower Fund performance and may result in high portfolio turnover rates and increased brokerage costs.

Allocation Risk.  The ability of the Fund to achieve its investment objective depends, in part, on the ability of the Sub-Advisor to allocate effectively the Fund's assets among the investment strategies pursued by the Fund.  Subjective decisions made by the Sub-Advisor may cause the Fund to incur losses or to miss profit opportunities on which it may otherwise have capitalized.  There can be no assurance that the actual allocations will be effective in achieving the Fund's investment objective or delivering positive returns.

Strategy Risk.  There can be no assurance that the investment strategies used by the Fund will enable it to achieve its objective.  The strategies can be difficult to implement and require successful monitoring, modeling, and interpretation of market conditions.  The strategies may not produce the desired results when judgments about the attractiveness, value, and potential appreciation of particular securities and the direction of the security markets prove to be incorrect.

Model and Data Risk.  Certain of the investment strategies employed by the Fund rely heavily on quantitative models, trading algorithms, or other systems that dictate buy and sell decisions (both proprietary and those supplied by third parties) and information and data supplied by third parties.  Such models and data are used to construct sets of transactions and investments, to provide risk management insights, and to assist in hedging the Fund's investments.

When models and data prove to be incorrect or incomplete, any decisions made in reliance thereon expose the Fund to potential risks.  Similarly, any hedging based on faulty models and data may prove to be unsuccessful.  Some of these models may be predictive in nature.  The use of predictive models has inherent risks.  Because predictive models are usually constructed based on historical data supplied by third parties, the success of relying on such models may depend heavily on the accuracy and reliability of the supplied historical data.

All models rely on correct market data inputs.  If incorrect market data is entered into even a well-founded model, the resulting information will be incorrect.  However, even if market data is input correctly, "model prices" will often differ substantially from market prices, especially for securities with complex characteristics, such as derivative securities.

Portfolio Turnover Risk.  Investment decisions will be made without regard to the portfolio turnover.  As portfolio turnover may involve paying brokerage commissions and other transaction costs, there could be additional expenses for the Fund.  High rates of portfolio turnover may also result in the realization of short-term capital gains and losses.  Any distributions resulting from such gains will be considered ordinary income for federal income tax purposes.

Leverage Risk.  The Fund may borrow money from banks to buy securities and pledge its assets in connection with the borrowing.  Borrowing leads to additional interest expense and other fees that increase the Fund's expenses.  If the interest expense of the borrowing is greater than the return on the securities bought, the use of leverage will decrease the return to shareholders in the Fund.  Use of leverage also tends to magnify the volatility of the Fund's returns.  Leveraging by the Fund and underlying ETFs that employ leverage may expose the Fund to a relatively high level of leverage risk.

Operating Risk.  The Advisor and the Fund's administrator have entered into an Operating Plan that obligates the Advisor to pay certain expenses of the Fund in order to help limit its operating expenses.  If the Advisor, however, does not have sufficient revenue to support those expenses, the Advisor may be compelled to either resign or become insolvent and the Fund's expenses would likely increase.

Investment Advisor Risk.  The ability of the Advisor and Sub-Advisor to manage the Fund has a significant impact on the Fund's ability to achieve its investment objective.  The Advisor and Sub-Advisor do not have previous experience managing an investment company registered under the Investment Company Act of 1940.  Accordingly, investors in the Fund bear the risk that the inexperience of the Advisor and Sub-Advisor may limit their effectiveness.

New Fund Risk.  Investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy, may not employ a successful investment strategy, or may fail to attract sufficient assets under management to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders.  Such a liquidation could have negative tax consequences for shareholders and will cause shareholders to incur expenses of liquidation.

General Fund Investing Risks.  There is no guarantee that the Fund will be able to achieve its investment objective. Annual Fund Operating Expenses expressed as a percentage of the Fund's average daily net assets may change as Fund assets increase and decrease and Annual Fund Operating Expenses may differ in the future for a range of reasons, including the allocation of assets of the Fund to investment strategies that entail higher costs.  Purchase and redemption activities by Fund shareholders may impact the management of the Fund and its ability to achieve its investment objective.  Investors in the Fund should have a long-term investment perspective and be able to tolerate potentially sharp declines in value.  An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.  Mutual funds, investment advisers, other market participants and many securities markets are subject to rules and regulations and the jurisdiction of one or more regulators.  Changes to applicable rules and regulations could have an adverse affect on securities markets and market participants, as well as on the Fund's ability to execute its investment strategy.

Equity Securities Risks:

Common Stocks.  The Fund's investments in common stocks, both directly and indirectly through the Fund's investment in shares of other investment companies, may fluctuate in value response to many factors, including the activities of the individual companies whose securities the Fund owns, general market and economic conditions, interest rates, and specific industry changes.  Such price fluctuations subject the Fund to potential losses.  During temporary or extended bear markets, the value of common stocks will decline, which could also result in losses for the Fund.  Common stock generally is subordinate to preferred stock and debt securities with respect to the payment of dividends and upon the liquidation or bankruptcy of the issuing company.

Large-Cap Securities Risk.  Stocks of large companies as a group can fall out of favor with the market, causing the Fund to underperform investments that have a greater focus on mid-cap or small-cap stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies.

Small-Cap and Mid-Cap Securities Risk.  The Fund may invest in securities of small-cap and mid-cap companies, which involves greater volatility than investing in larger and more established companies.  Small-cap and mid-cap companies can be subject to more abrupt or erratic share price changes than larger, more established companies.  Securities of these types of companies have limited market liquidity, and their prices may be more volatile.  You should expect that the value of the Fund's shares will be more volatile than a fund that invests exclusively in large-capitalization companies.

ETF Risks. The Fund's investments in ETFs will be subject to substantially the same risks as those associated with the direct ownership of the securities comprising the portfolio of such ETFs and the value of the Fund's investment will fluctuate in response to the performance of such portfolio.  The Fund's performance depends in part upon the performance of the managers and selected strategies of the ETFs, the instruments used by ETFs, and the Advisor's ability to select ETFs and effectively allocate Fund assets among them.  Shareholders in the Fund will indirectly bear fees and expenses charged by the ETFs in which the Fund invests in addition to the Fund's direct fees and expenses.  As a result, the cost of investing in the Fund will be higher than the cost of investing directly in such ETFS and also may be higher than other funds that invest directly in securities.  These types of investments by the Fund could affect the timing, amount, and character of distributions and therefore may increase the amount of taxes payable by shareholders.

Inverse and Leveraged ETF Risk.  To the extent the Fund invests in ETFs that seek to provide investment results that are the inverse of the performance of an underlying index, the Fund will indirectly be subject to the risk that the performance of such ETF will fall as the performance of that ETF's benchmark rises – a result that is the opposite from traditional mutual funds.  In addition, the ETFs held by the Fund may utilize leverage (i.e., borrowing) to acquire their underlying portfolio investments.  The use of leverage may exaggerate changes in an ETF's share price and the return on its investments.  Accordingly, the value of the Fund's investments in ETFs may be more volatile and all other risks, including the risk of loss of an investment, tend to be compounded or magnified.  Inverse and leveraged ETFs are often designed to achieve their objectives on a daily basis and often are not suitable for long-term investments.

Derivative Instruments Risks:

Derivative Risk.  Derivative instruments are generally investments whose value depends on (or is derived from) the value of the underlying assets, interest rate, or index. Derivative instruments involve risks different from direct investments in the underlying securities, including: imperfect correlation between the value of the derivative instrument and the underlying assets; risks of default by the other party to the derivative instrument; risks that the transactions may result in losses of all or in excess of any gain in the portfolio positions; and risks that the transactions may not be liquid.

Risks from Purchasing Options.  If a call or put option purchased by the Fund is not sold when it has remaining value and if the market price of the underlying security, in the case of a call, remains less than or equal to the exercise price, or, in the case of a put, remains equal to or greater than the exercise price, the entire investment in the option will be lost.  There is no assurance that a liquid market will exist when the Fund seeks to close out an option position.  Where purchase option is used as a hedge against price movements in a related position, the price of the option may move more or less than the price of the related position.

Risks from Writing Options.  The Fund may sell, or "write," option contracts.  Writing option contracts can result in losses that exceed the initial investment and may lead to additional turnover and higher tax liability.  If the Fund writes a call option, then a rise in the market value of the underlying security could result in exercise of the option and the Fund would have to sell the security at a lower price than its current market value.  The potential losses from writing call options are theoretically unlimited because the underlying security's price may appreciate indefinitely.  If the Fund writes a put option, then a decrease in the market value of the underlying security could result in exercise of the option and the Fund would have to buy the security at a higher price than its current market value.  There is no assurance that a liquid market will exist when the Fund seeks to close out an option position.  Where a written option is used as a hedge against price movements in a related position, the price of the option may move more or less than the price of the related position.

Basis Risk.  A hedge using derivatives and/or securities could expose the Fund to basis risk.  Basis risk could arise when the change in price of the hedge may not match the change in price of the asset it hedges.  In other words, the hedge moves in a direction that does not match the asset it is trying to hedge.

Short Sales Risks:

Short Sales Risk.  A short sale is a transaction in which the Fund sells a security it has borrowed in anticipation that its market price will decline.  The Fund must replace the borrowed security by purchasing it at the market price at the time of replacement, which may be more or less than the price at which the Fund sold the security.  The Fund's potential losses on a short sale are unlimited because the security's price may appreciate indefinitely.  Short selling will result in higher transaction costs, which reduce the Fund's return and may result in higher taxes.

Foreign Investments Risks:

Foreign Investment Risk.  The Fund's investments in foreign securities involve risks different from those associated with domestic securities.  There may be less government supervision of foreign markets in which the Fund invests, resulting in non-uniform accounting practices and less publicly available information about issuers of foreign currency denominated securities.  The value of the Fund's foreign investments may be affected by changes in exchange control regulations, application of foreign tax laws, changes in economic or monetary policies, or changed circumstances in dealings between nations.  Investments in foreign issues could be affected by other factors not present in the United States, including expropriation, armed conflict, confiscatory taxation, and potential difficulties in enforcing contractual obligations.  Foreign brokerage commissions, custody fees, and other costs of investing in foreign securities will result in the Fund incurring higher transaction costs.

Emerging Markets Risk.  The Fund may invest in emerging markets, which are markets of countries in the initial stages of industrialization and generally have low per capital income.  In addition to the risks of foreign securities in general, countries in emerging markets are generally more volatile and can have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that trade a small number of issues which could reduce liquidity.

Currency Risk.  Currency risk is the chance that changes in currency exchange rates will negatively affect the Fund.  The Fund's indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of short positions, that the U.S. dollar will decline in value relative to the currency being hedged.  Adverse changes in currency exchange rates relative to the U.S. dollar may diminish gains from investments denominated in a foreign currency or may widen existing losses.  Currency gains and losses can occur regardless of the performance of the underlying investment.

Depository Receipts.  The Fund may invest in the securities of foreign issuers in the form of depository receipts or other securities convertible into securities of foreign issuers, including both sponsored and unsponsored American Depository Receipts and Global Depository Receipts.  Depository receipts are issued by a bank or trust company and evidence ownership of underlying securities issued by a foreign corporation.  Unsponsored depository receipt programs are organized independently of the issuer of the underlying securities and, consequently, available information concerning the issuer may not be as current as for sponsored depository receipts and the prices of unsponsored depository receipts may be more volatile.  The Fund's investments in depository receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted.

PERFORMANCE INFORMATION
Performance information will be available after a full calendar year of operations.  This information will give some indication of the risks of investing in the Fund by comparing the Fund's performance with a broad measure of market performance.  You may request a copy of the Fund's annual and semi-annual reports, once available, at no charge by calling the Fund.